UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts LLC

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)	Included Tailored Shareholder Report

Saba Closed-End Funds ETF

(CEFS) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Saba Closed-End Funds ETF for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.sabaetf.com/investor-materials. You can also request this information by contacting us at 888-615-4310.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Saba Closed-End Funds ETF	$70	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$422,081,847
Number of Portfolio Holdings	72
Total Advisory Fee Paid	$2,072,902
Portfolio Turnover Rate	32%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	23.8%
Alternative	6.6%
Mixed Allocation	10.5%
Fixed Income	10.9%
Equity	48.2%

Top 10 Holdings (% of net assets)

Table Summary
BlackRock Science and Technology Term Trust	12.0%
ASA Gold and Precious Metals Ltd.	8.8%
Virtus Dividend Interest & Premium Strategy Fund	6.9%
BlackRock ESG Capital Allocation Term Trust	6.1%
Gabelli Dividend & Income Trust (The)	3.4%
PIMCO Dynamic Income Strategy Fund	3.0%
Neuberger Next Generation Connectivity Fund, Inc.	2.9%
General American Investors Company, Inc.	2.9%
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	2.5%
Nuveen S&P 500 Dynamic Overwrite Fund	2.4%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.sabaetf.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-CEFS

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	Included Long Form Financial Statements

EXCHANGE LISTED FUNDS TRUST Saba Closed-End Funds ETF (CEFS) Semi-Annual Financials and Other Information May 31, 2026 (Unaudited)

EXCHANGE LISTED FUNDS TRUST TABLE OF CONTENTS May 31, 2026

Financial Statements (Form N-CSRS, Item 7)

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

•   888-615-4310

•   https://www.sabaetf.com/investor-materials

i

SABA CLOSED-END FUNDS ETF SCHEDULE OF INVESTMENTS (Unaudited) May 31, 2026
	Shares	Fair Value
Closed End Funds — 84.1%
Alternative — 6.6%
BlackRock ESG Capital Allocation Term Trust(b)	1,647,143	$25,744,845
Destra Multi-Alternative Fund	267,238	1,926,786
		27,671,631
Equity — 56.1%
abrdn Life Sciences Investors(b)	45,986	821,310
Adams Natural Resources Fund, Inc.	50,382	1,284,741
ASA Gold and Precious Metals Ltd.	575,128	36,951,973
BlackRock Enhanced International Dividend Trust	12,699	73,273
BlackRock Health Sciences Term Trust	321,015	4,715,710
BlackRock Science and Technology Term Trust(b)	1,668,687	50,728,084
BlackRock Technology and Private Equity Term Trust	788,842	7,241,570
Bluerock Private Real Estate Fund	347,660	5,235,760
ClearBridge Energy Midstream Opportunity Fund, Inc.	12,417	615,138
Clough Global Equity Fund	116,773	1,017,093
Duff & Phelps Utility and Infrastructure Fund, Inc.	99,536	1,424,360
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	3,453	33,011
Gabelli Dividend & Income Trust (The)(b)	485,532	14,196,956
Gabelli Healthcare & WellnessRx Trust (The)	260,802	2,352,434
General American Investors Company, Inc.(b)	190,278	12,147,348
Japan Smaller Capitalization Fund, Inc.	647,123	7,636,051
John Hancock Premium Dividend Fund	5,293	68,174
Kayne Anderson Energy Infrastructure Fund	85,411	1,168,422
Korea Fund, Inc. (The)	67,521	5,043,819
Liberty All Star Growth Fund, Inc.	4,294	22,887
Mexico Equity and Income Fund, Inc. (The)	1,943	26,775
Mexico Fund, Inc. (The)	378,686	8,429,550
Morgan Stanley China A Share Fund, Inc.	31,690	637,920
Morgan Stanley India Investment Fund, Inc.	52,276	1,144,844
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	1,095,395	10,723,917
Neuberger Next Generation Connectivity Fund, Inc.(b)	741,785	12,380,392
New Germany Fund, Inc. (The)	483,934	5,908,834
Nuveen S&P 500 Dynamic Overwrite Fund	539,407	9,941,271
NYLI CBRE Global Infrastructure Megatrends Term Fund(b)	417,198	6,362,270
Royce Micro-Cap Trust, Inc.	569,701	7,998,602
	Shares	Fair Value
Closed End Funds — (continued)
Equity — (continued)
Taiwan Fund, Inc. (The)	22,534	$2,234,246
Templeton Dragon Fund, Inc.	70,425	786,647
Total Return Securities Fund(a)	31,579	189,474
Tri-Continental Corporation	269,446	9,497,972
Virtus Artificial Intelligence & Technology Opportunities Fund	155,691	4,188,088
Voya Asia Pacific High Dividend Equity Income Fund	285,778	2,466,264
Voya Emerging Markets High Dividend Equity Fund	150,091	1,134,688
		236,829,868
Fixed Income — 10.9%
Bancroft Fund Ltd.	27,668	731,265
Blackstone/GSO Long-Short Credit Income Fund	36,210	395,051
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	402,526	4,415,710
BNY Mellon Strategic Municipal Bond Fund, Inc.	363,436	2,235,131
BNY Mellon Strategic Municipals, Inc.	808,086	5,195,993
Eaton Vance Senior Floating-Rate Trust	114,353	1,201,850
Ellsworth Growth and Income Fund Ltd.	183,535	2,479,558
High Income Securities Fund	178,077	999,012
Highland Opportunities and Income Fund	942,083	6,104,698
Invesco Senior Income Trust	50,795	155,433
MFS High Income Municipal Trust	128,899	471,770
MFS Municipal Income Trust	48,919	265,141
Nuveen Credit Strategies Income Fund	16,016	77,357
Nuveen Floating Rate Income Fund	67,044	511,546
PIMCO California Municipal Income Fund	89,441	791,553
PIMCO Dynamic Income Strategy Fund(b)	577,594	12,510,687
PIMCO New York Municipal Income Fund II	42,796	300,856
Saba Capital Income & Opportunities Fund II(c)	302,398	2,603,647
Virtus Convertible & Income Fund	157,980	2,766,230
Virtus Convertible & Income Fund II	43,832	697,805
Western Asset Inflation-Linked Opportunities & Income Fund	140,585	1,196,378
		46,106,671
Mixed Allocation — 10.5%
Bexil Investment Trust	27,325	456,328
Calamos Global Dynamic Income Fund	232,368	2,119,196
Calamos Long/Short Equity & Dynamic Income Trust	39,760	518,868
Clough Global Dividend and Income Fund	72,204	461,384
Clough Global Opportunities Fund	337,640	2,032,593

See accompanying Notes to Financial Statements.

SABA CLOSED-END FUNDS ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued) May 31, 2026
	Shares	Fair Value
Closed End Funds — (continued)
Mixed Allocation — (continued)
Virtus AllianzGI Equity & Convertible Income Fund	178,316	$4,802,050
Virtus Dividend Interest & Premium Strategy Fund(b)	1,944,481	28,933,876
Virtus Total Return Fund, Inc.	777,877	5,188,440
		44,512,735
Total Closed End Funds (Cost $261,460,930)		355,120,905
Total Investments — 84.1% (Cost $261,460,930)		355,120,905
Exchange-Traded Funds Short — (7.9)%
Equity — (7.9)%
VanEck Gold Miners ETF	(319,557)	(28,597,156)
VanEck Junior Gold Miners ETF	(38,792)	(4,627,498)
		(33,224,654)
Total Exchange-Traded Funds Short (Proceeds $22,775,700)		(33,224,654)
Other Assets in Excess of Liabilities — 23.8%		100,185,596
Total Net Assets — 100.0%		$422,081,847

(a)    Non-income producing security.

(b)    All or a portion of this security is pledged as collateral for borrowings as of May 31, 2026. The aggregate value of those securities was $56,799,581, representing 13.5% of net assets.

(c)   Affiliated issuer.

Short Futures Contracts	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FUTURES
CBOT 10 Year US Treasury Note	(210)	September 2026	$(22,890,000)	$(23,063,907)	$(173,907)
CBOT 5 Year US Treasury Note	(41)	September 2026	(4,373,707)	(4,395,648)	(21,941)
Total Short Futures Contracts			$(27,263,707)	$(27,459,555)	$(195,848)

Other Affiliated Investments

Fiscal year to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Return of Capital	Net Change in Unrealized Appreciation (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Saba Capital Income & Opportunities Fund II	$2,661,102	$—	$—	$—	$—	$(57,455)	$2,603,647	302,398	$135,474	$—
Total	$2,661,102	$—	$—	$—	$—	$(57,455)	$2,603,647	302,398	$135,474	$—

See accompanying Notes to Financial Statements.

SABA CLOSED-END FUNDS ETF SUMMARY OF INVESTMENTS (Unaudited) May 31, 2026
Security Type/Sector	Percent of Total Net Assets
Closed End Funds
Equity	56.1%
Fixed Income	10.9%
Mixed Allocation	10.5%
Alternative	6.6%
Total Closed End Funds	84.1%
Total Investments	84.1%
Total Exchange-Traded Fund Short	(7.9)%
Other Assets in Excess of Liabilities	23.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES (Unaudited) May 31, 2026
Saba Closed-End Funds ETF
Assets
Unaffiliated investments, at value	$352,517,258
Affiliated investments, at value	2,603,647
Cash	83,629,305
Deposit at broker for futures contracts	7,832,150
Cash held at lending agent	7,168,696
Receivable for fund shares sold	1,270,698
Receivable for investments sold	430,234
Dividend and interest receivable	442,635
Total Assets	455,894,623

Liabilities
Variation margin on future contracts	8,164
Investments in securities sold short, at fair value (proceeds received $22,775,700)	33,224,654
Payable for investments purchased	197,071
Advisory fee payable	382,887
Total Liabilities	33,812,776
Net Assets	$422,081,847

Net Assets consist of:
Paid-in capital	$330,145,072
Accumulated earnings	91,936,775
Net Assets	$422,081,847

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	16,650,001
Net Asset Value, Offering and Redemption Price Per Share	$25.35
Unaffiliated investments, at cost	$259,228,596
Affiliated investments, at cost	$2,232,334

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS (Unaudited) For the Six Months Ended May 31, 2026
Saba Closed-End Funds ETF
Investment Income
Unaffiliated dividend income	$13,821,065
Affiliated dividend income	135,474
Interest income	1,498,269
Total Investment Income	15,454,808

Expenses
Advisory fees	2,083,570
Interest expenses:
Line of credit	466
Dividend expense for securities sold short	382,790
Total Expenses	2,466,826
Affiliated Waiver (See Note 3)	(10,668)
Net Expenses	2,456,158
Net Investment Income (Loss)	12,998,650

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investments	1,560,458
Futures contracts	4,826,092
Capital gain distributions from underlying funds	2,179,287
8,565,837
Net Change in Unrealized Gain (Loss) on:
Unaffiliated investments	35,985,102
Affiliated investments	(57,455)
Securities sold short	2,097,474
Futures contracts	489,794
38,514,915
Net Realized and Unrealized Gain (Loss) on Investments	47,080,752
Net Increase (Decrease) in Net Assets Resulting From Operations	$60,079,402

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Saba Closed-End Funds ETF
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
Operations
Net investment income (loss)	$12,998,650	$1,351,217
Net realized gain (loss) on investments	8,565,837	23,701,916
Net change in unrealized gain (loss) on investments	38,514,915	4,296,951
Net Increase (Decrease) in Net Assets Resulting From Operations	60,079,402	29,350,084

Distributions to Shareholders	(15,716,401)	(24,211,882)

Capital Share Transactions
Proceeds from shares sold	33,884,786	106,072,477
Cost of shares redeemed	(4,528,920)	(5,507,351)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	29,355,866	100,565,126
Net Increase (Decrease) in Net Assets	73,718,867	105,703,328

Net Assets
Beginning of period	$348,362,980	$242,659,652
End of period	$422,081,847	$348,362,980

Change in Share Transactions
Shares sold	1,450,000	4,800,000
Shares redeemed	(200,000)	(250,000)
Net Increase (Decrease) in Shares Outstanding	1,250,000	4,550,000

See accompanying Notes to Financial Statements.

SABA CLOSED-END FUNDS ETF FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period Presented)
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2022	Year Ended November 30, 2021
Net asset value, beginning of period	$22.62	$22.36	$18.51	$18.26	$20.91	$19.37

Investment operations:
Net investment income (loss)(a)	0.80	0.10	0.54	0.48	0.67	0.53
Net realized and unrealized gain (loss) on investments	2.90	2.04	5.06	1.72	(1.10)	2.69
Total from investment operations	3.70	2.14	5.60	2.20	(0.43)	3.22

Distributions to shareholders from:
Net investment income	(0.70)	(0.44)	(0.83)	(0.62)	(1.45)	(1.59)
Net realized gains	(0.27)	(1.44)	(0.92)	(0.12)	(0.64)	(0.09)
Return of capital	—	—	—	(1.21)	(0.13)	—
Total distributions	(0.97)	(1.88)	(1.75)	(1.95)	(2.22)	(1.68)

Net asset value, end of period	$25.35	$22.62	$22.36	$18.51	$18.26	$20.91

Net Asset Value, Total Return	16.79%(b)	10.17%	31.56%	13.13%	(1.76)%	17.09%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$422,082	$348,363	$242,660	$145,291	$93,139	$85,739
Ratios to Average Net Assets:
Expenses(c)	1.30%(d)(e)	1.28%(f)	1.92%(g)	2.49%	1.30%	1.18%
Interest Expense and dividend expense for Securities sold short	0.21%	0.19%	0.83%	1.39%	0.20%	0.08%
Expenses excluding interest expense and dividend expense for Securities sold short(c)	1.09%(d)(e)	1.09%(f)	1.09%(g)	1.10%	1.10%	1.10%
Net investment income (loss)	6.86%(d)	0.48%	2.59%	2.68%	3.58%	2.54%
Portfolio turnover rate(h)	32%(b)	44%	29%	44%	71%	85%

(a)    Per share amounts calculated using average shares method.

(b)    Not Annualized for periods less than one year.

(c)   The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. The ratio does not include these indirect fees and expenses.

(d)    Annualized for periods less than one year.

(e)    During the period ended May 31, 2026, the Fund voluntarily waived 0.01% of Adviser Fee Expense. See Note 3.

(f)     During the year ended November 30, 2025 the Fund voluntarily waived 0.01% of Adviser Fee Expense.

(g)    During the year ended November 30, 2024, the Fund voluntarily waived 0.01% of Adviser Fee Expense.

(h)    Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) May 31, 2026

1.     Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein are for the Saba Closed-End Funds ETF (the “Fund”).

The Fund is classified as a diversified investment company under the 1940 Act. The Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, the Fund uses an active investment strategy in seeking to meet its investment objective.

The Fund’s investment objective is to seek to provide capital appreciation and dividend income. The Fund commenced operations on March 20, 2017.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.     Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a)    Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(b)    Segment Reporting

In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, Exchange Traded Concepts, LLC, each Fund’s investment adviser (the “Adviser”), reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment.

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations and financial reporting. Through these committees, the CODM manages the Fund’s operations to achieve the investment objective, as detailed in its prospectus, through the

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

execution of the Fund’s investment strategies. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

(c)    Valuation of Investments

The Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•        Level 1 – Quoted prices in active markets for identical assets.

•        Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•        Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, closed-end funds, ETFs, exchange traded futures contracts and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

The following is a summary of the valuations as of May 31, 2026, for the Fund based upon the three levels defined above:

Saba Closed-End Funds ETF

Assets	Level 1	Level 2	Level 3	Total
Closed End Funds*	$355,120,905	$—	$—	$355,120,905
Total Assets	$355,120,905	$—	$—	$355,120,905

Liabilities
Futures Contracts(a)	$195,848	$—	$—	$195,848
Exchange-Traded Fund Short*	33,224,654	—	—	33,224,654
Total Liabilities	$33,420,502	$—	$—	$33,420,502
Total	$321,700,403	$—	$—	$321,700,403

*  See Schedule of Investments for additional detailed categorizations.

(a)  Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument. The amount presented reflects the net amount included on the Schedule of Investments, futures contracts. The Statement of Assets and Liabilities reflects the one day variation margin payable/receivable.

(d)    Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations, if any.

(e)    Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

(f)     Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2026, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(g)    Short Sales

Short sales are transactions under which the Fund, or an underlying closed-end fund in which the Fund invests (an “Underlying Fund”), sells a security it does not own in anticipation of a decline in the value of that security and/or hedge against a raise in interest rates. To complete such a transaction, the Fund or an Underlying Fund must borrow the security to make delivery to the buyer. The Fund or Underlying Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund or Underlying Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund or Underlying Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as interest expense for securities sold short. To borrow the security, the Fund or Underlying Fund also may be required to pay a premium or an interest fee, which is also recorded as dividend expense for securities sold short. Cash and/or securities are segregated for the broker to meet the necessary margin requirements. The Fund or an Underlying Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price. During the six months ended May 31, 2026, the Fund held short positions.

(h)    Futures Contracts

The Fund, directly or through an Underlying Fund, may utilize futures contracts to hedge against a rise in interest rates. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity or security at a specified future time and at a specified price. Index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

The Fund is required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward of approximately 5% of the value of the contract being traded.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation margin” will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, the Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed. During the six months ended May 31, 2026, the Fund held futures contracts.

A margin deposit held at one counterparty for the futures contracts is included in “Deposit at broker for futures contracts” on the Statement of Assets and Liabilities.

(i)     Distributions to Shareholders

The Fund pays out dividends from its net investment income, if any, monthly and distributes its net capital gains, if any, to investors at least annually. In so doing, the Fund seeks to make cash distributions once per month throughout a calendar year based on a rate determined at the beginning of the year. This rate is based on the Sub-Adviser’s (as defined below) annual projection of income and forecast of interest rates for the upcoming year. Thus, the rate will vary from year to year. Further, the rate may be adjusted at any time during a given year. The Sub-Adviser monitors the Fund’s distributions, the expected cash flow from investments and other metrics in determining whether to adjust the distribution rate during the course of a year. A portion of the distributions made by the Fund may be treated as return of capital for tax purposes (as discussed further below). One or more additional distributions may be made generally in December or after the Fund’s fiscal year-end to comply with applicable law.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce a shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

The estimated characterization of the monthly distributions paid are expected to be either an ordinary income or return of capital distribution. This estimate is based on the Fund’s operating results during the period and the most recent industry information available from the Underlying Funds. The actual characterization of the distributions made during the period may not be determined until after the end of the fiscal year and any differences may be adjusted in the subsequent year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February of the following year. The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

3.     Transactions with Affiliates and Other Servicing Agreements

(a)    Investment Advisory and Administrative Services

The Adviser serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 1.10% of average daily net assets of the Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers the Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of the Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all the expenses of the Fund (except Excluded Expenses) and to the extent applicable, pay the Adviser a minimum fee.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b)    Sub-Advisory Agreement

The Adviser has entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Fund with Saba Capital Management, L.P. (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Fund and continuously reviews and administers the investment program of the Fund, subject to the supervision of the Adviser and the oversight of the Board. The Adviser pays a fee to the Sub-Adviser out of the fee the Adviser receives from the Fund, which is calculated daily and paid monthly. During the six months ended May 31, 2026, the Adviser voluntarily waived the advisory fees of the underlying affiliated fund in the amount of $10,668.

(c)    Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of the Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(d)    Other Servicing Agreements

Ultimus Fund Solutions, LLC provides administration and fund accounting services to the Trust pursuant to a master servicing agreement. Brown Brothers Harriman & Co. serves as the Fund’s custodian and transfer agent pursuant to a custodian and transfer agent agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4.     Investments Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended May 31, 2026, were as follows:

Fund	Purchases	Sales
Saba Closed-End Funds ETF	$132,286,450	$101,934,740

Purchases and sales of in-kind transactions for the six months ended May 31, 2026, were as follows:

Fund	Purchases	Sales
Saba Closed-End Funds ETF	$—	$—

5.     Capital Share Transactions

Fund Shares are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”) each day that the Exchange is open for business (“Business Day”). The Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of shares (each a “Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund’s securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs.

6.     Principal Risks

As with any investment, an investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain derivative transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative relates, and risks that the derivative instruments may not be liquid. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Fund of Funds Risk. Because the Fund is a “fund of funds,” its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests (referred to herein as “acquired fund fees and expenses”), including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times, certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Trading Risk. Shares of the Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

Dividend Risk. An issuer of a security may be unwilling or unable to pay income on a security. Common stocks do not assure dividend payments. Common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Dividends are paid only when declared by an issuer’s board of directors, and the amount of any dividend may vary over time.

Short Selling Risk. Short selling involves selling securities, which may or may not be owned, and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows an investor to seek profits from declines in the prices of securities. A short sale creates the risk of a theoretically unlimited loss because the price of the underlying security could theoretically increase without limit and increase the cost of buying those securities to close the short position. There can be no assurance that the securities necessary to close a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. Short strategies can also be implemented synthetically through various instruments and be used with respect to indices or in the over-the-counter market and with respect to futures and other instruments. There can be no assurance that such market makers will be willing to make such quotes. Short strategies can also be implemented on a leveraged basis. Lastly, even though an Underlying Fund generally secure a “good borrow” of the security sold short at the time of execution, the lending institution may recall the lent security at any time, thereby forcing such Underlying Fund to purchase the security at the then-prevailing market price, which may be higher.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

7.     Federal Income Taxes

As of the tax year ended November 30, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
Saba Closed-End Funds ETF	$—	$4,230,402	$43,343,372	$47,573,774

At May 31, 2026, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Saba Closed-End Funds ETF	$238,685,230	$96,368,453	$(13,157,432)	$83,211,021

8.     Credit Facility

The Fund maintains a committed line of credit facility (the “LOC”) with BNP Paribas and uses it for cash management purposes, such as providing liquidity for investments and redemptions of Creation Units, and leverage. Under the current terms of the LOC, the Fund is allowed to borrow an amount set daily by BNP Paribas that floats depending on the mix of securities held as collateral and of the cash pledged. As of May 31, 2026, the market value of securities and cash pledged as collateral was $56,799,581 and $7,168,696, respectively. These securities are noted in the Schedule of Investments and the value of cash pledged as collateral is reflected as Due from broker and any outstanding borrowing is reflected as Credit Facility Receivable/Payable on the Statement of Assets and Liabilities. The interest rate charged on borrowings on the LOC is the Overnight Bank Funding Rate plus a spread of 125 basis points (1.25%). The interest rate at May 31, 2026, was 3.62%. The average interest rate, the average daily loan balance, and the amount recorded as interest expense for line of credit for the 19 days the Fund had outstanding borrowings under the LOC were 4.93%, $178,948, and $466, respectively, for the six months ended May 31, 2026. The maximum amount borrowed during the six months ended May 31, 2026, was $797,815. As of May 31, 2026, the Fund had no outstanding borrowings.

Assets permitted as investment collateral include any cash, securities, and other investments. The LOC agreement can be terminated by the Fund or lender upon delivery of written notice to the other party.

9.     Derivatives and Hedging Disclosures

FASB’s ASC Topic 815 Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts during the six months ended May 31, 2026.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments held as of May 31, 2026, by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Liabilities	Value*	Liabilities	Value*
Interest rate contracts	Unrealized appreciation on open future contracts	$—	Unrealized depreciation on open future contracts	$(195,848)
Total		$—		$(195,848)

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

The effects of the Fund’s derivative instruments on the Statement of Operations for the six months ended May 31, 2026, are as follows:

Amount of Realized Gain or (Loss) on Derivatives
Risk Exposure	Futures Contracts
Interest rate contracts	$982,422
Equity contracts	3,843,670
Total	$4,826,092
Change in Unrealized Appreciation/(Depreciation) on Derivatives
Risk Exposure	Futures Contracts
Interest rate contracts	$(169,731)
Equity contracts	659,525
Total	$489,794

The quarterly average volume of derivative instruments for the six months ended May 31, 2026, are as follows:

Risk Exposure	Derivative	Number of Contracts
Interest rate contracts	Short futures contracts	274
Equity contracts	Short futures contracts	63

10.   Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

11.   Events Subsequent to Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

The Board of Trustees of the Exchange Listed Funds Trust approved the changes described below to the Fund’s name and non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, effective on or about August 16, 2026.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2026

Effective on or about August 16, 2026:

1.     The Fund’s name will change from the “Saba Closed-End Funds ETF” to the “Saba Opportunistic Hedged Closed-End Funds ETF”.

2.     The Fund’s policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by closed-end funds, will be revised as follows:

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by normally investing at least 80% of its net assets, (a) in securities issued by closed-end funds or derivatives that provide investment exposure to closed-end funds either directly or indirectly and (b) opportunistically in long and/or short positions of (i) single name or basket securities or instruments seeking to hedge market exposure and/or (ii) derivatives instruments seeking to hedge market exposure.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (Form N-CSRS, Items 8-11) (Unaudited) May 31, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Sub-Adviser:
Saba Capital Management, L.P.
405 Lexington Avenue, 58th Floor
New York, NY 10174

Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

•   888-615-4310

•   https://www.sabaetf.com/investor-materials

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable to open-end management investment companies.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: July 29, 2026	Principal Executive Officer/President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: July 29, 2026	Principal Executive Officer/President

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke,
Date: July 29, 2026	Principal Financial Officer/Treasurer